INCOME TAXES - Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ 1,948	$ 1,398	$ 1,528
Foreign	326	601	2,295
Earnings before income taxes	$ 2,274	$ 1,999	$ 3,823